Related Parties - Assumptions for the Black-Scholes Valuation of the Series A Warrants (Detail)	0 Months Ended
	May 10, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Weighted-average term	5 years	5 years 3 months 18 days
Volatility	75.00%	78.00%
Risk-free interest rate	0.82%	0.73%
Dividend yield	6.00%	6.00%